UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C.
20549 Form 13F Form 13F COVER PAGE Report for the Calendar Year or Quarter
Ended:
March 31, 2008 Check here if Amendment [ ]; Amendment Number: This Amendment
(Check only one.): [ ] is a restatement. [ ] adds new holdings entries.
Institutional
Investment
Manager Filing this Report: Name: Cascade Investment Counsel, LLC Address: 827
Alder
Creek Drive, Suite B Medford, OR 97504 13F File Number: The institutional investment
manager filing this report and the person by whom it is signed hereby represent that the
person
signing the report is authorized to submit it, that all information contained herein is
true, correct
and complete, and that it is understood that all required items, statements, schedules,
lists, and
tables, are considered integral parts of this form. Person Signing this Report on Behalf of
Reporting Manager: Name: Geoffrey W. Cutler Title: Chief Executive Officer
Phone: 541-857-
8551 Signature, Place, and Date of Signing: /s/ Geoffrey W. Cutler Medford, OR
January 18, 2008
Report Type (Check only one.): [ X] 13F HOLDINGS REPORT. [ ] 13F NOTICE. [ ] 13F
COMBINATION REPORT. FORM 13F SUMMARY PAGE Report Summary: Number of
Other Included Managers: 0 Form13F Information Table Entry Total:35 Form13F
Information
Table Value Total: $111,257 (thousands) List of Other Included Managers: Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with
respect to which this report is filed, other than the manager filing this report. NONE
FORM 13F INFORMATION TABLE VALUE SHARES/ SH/ PUT/ INVSTM OTHER
VOTING AUTHORI T TY NAME OF ISSUER TITLE OF CUSIP (x$1000) PRN AMT
PRN CALL DSCRET MANAGE SOLE SHARED CLASS N RS - -------------------------
---- ---------------- --------- -------- -------- --- ---- ------- ------------
-------- - -
			FORM	13F INFORMATION	TABLE
				VALUE	SHARES/	SH/		PUT/		INVSTMT	OTHER	VOTING  	AUTHORITY
NAME  OF ISSUER	TITLE OF CLASS	CUSIP	(x$1000)	PRN AMT	CALL	DSCRETN	MANAGERS
ABBOTT LABS		COM	002824100	2012 	36500 	SH		SOLE	0	36500	0
ANADARKO PETROLEUM	COM	032511107	7730 	122650 	SH		SOLE	0	122650	0
APACHE CORP.		COM	037411105	5845	48386 	SH		SOLE	0	48386	0
BAKER HUGHES, INC.	COM	057224107	3448 	50350 	SH		SOLE	0	50350	0
BARRICK GOLD, LTD.	SP ADR	067901108	6618 	171900 	SH		SOLE	0	163500	0	13400	0
BEMIS COMPANY		COM	081437105	1016 	40000 	SH		SOLE	0	40000	0
CAMECO CORP		SP ADR	13321L108	2608	79200	SH		SOLE	0	79200	0
CASCADE BANCORP		COM	147154108	105	11000 	SH		SOLE	0	11000	0
CHEVRONTEXACO CORP.	COM	166764100	2338 	27400 	SH		SOLE	0	27400	0
CONOCO PHILLIPS		COM	20825C104	7347 	96406 	SH		SOLE	0	96406	0
COEUR D ALENE MINES CORPCOM	192108108	121	30100	SH		SOLE	0	30100	0
DOMINION RESOURCES, INC	COM	25746U109	1527	37400	SH		SOLE	0	37400	0
ELY LILLY, INC.		COM	532457108	1545 	29900	SH		SOLE	0	29900	0
ENDBRIDGE ENERGE PARTNE	UNIT	29250R106	4755 	79350 	SH		SOLE	0	79350	0
ENDBRIDGE, iNC		COM	29250N105	436	10600	SH		SOLE	0	10600	0
EXXON MOBILE CORP	COM	30231G102	84	1000 	SH		SOLE	0	1000	0
GENERAL ELECTRIC CO	COM	369604103	1516 	40984 	SH		SOLE	0	40984	0
GLAXO SMITH KLINE	SP ADR	37733W105	1088 	25650 	SH		SOLE	0	25650	0
GOLDCORP		SP ADR	380956409	8188	209522	SH		SOLE	0	209522	0
HALLIBURTON, INC.	COM	406216101	2615 	66500 	SH		SOLE	0	66500	0
JOHNSON & JOHNSON, Inc.	COM	478160104	1873 	28875 	SH		SOLE	0	28875	0
MARATHON OIL		COM	565849106	6169 	135300 	SH		SOLE	0	135300	0
MERCK, INC.		COM	589331107	1194 	31475 	SH		SOLE	0	31475	0
MERRILL LYNCH		PFD	59021S703	1182 	84500 	SH		SOLE	0	0	0
MICROSOFT		COM	594918104	283	7800	SH		SOLE	0	7800	0
NATURAL RESOURCE PARTNE	UNIT LP	63900P103	717	25300 	SH		SOLE	0	25300	0
NEWMONT MINING, INC.	COM	651639106	6377 	140774 	SH		SOLE	0	140774	0
ONEOK PARTNERS		UNIT LP	68268N103	2958 	51450 	SH		SOLE	0	51450	0
PITNEY BOWES INC.	COM	724479100	131	3750 	SH		SOLE	0	3750	0
SCHLUMBERGER		COM	806857108	4776 	54900	SH		SOLE	0	54900	0
STREETTRACKS GOLD TRUST	FND	863307104	216	2400	SH		SOLE	0	0	0
TC PIPELINES, LP	UNIT LP	87233Q108	2023	58850	sh		sole	0	58850	0
TEPPCO PARTNERS		UNIT LP	872384102	2455 	71200 	SH		SOLE	0	71200	0
TIDEWATER, INC.		COM	866423102	2573 	46700 	SH		SOLE	0	46700	0
YAMANA GOLD INC		COM	98462Y100	5915	404618	SH		SOLE	0	404618	0